CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 8,749	$ 14,909	[1]
Accounts and notes receivable, net of allowance	9,418	6,650
Unbilled revenue	169	973
Amounts due from related companies	118	120
Inventories, net	230	383
Other receivables and prepayments	1,057	771
Current portion of net investment in sales-type leases	724
Total Current Assets	20,465	23,806
Non-current assets
Property and equipment, net	13,482	13,637
Intangible assets	629	630
Long-term other receivables	1,247
Net investment in sales-type leases, less current portion	696
Total Assets	36,519	38,073
Current liabilities
Accounts payable	942	575
Advances from customers	368	371
Other payables and accruals	155	167
Taxes payable	1,542	3,421
Amounts due to shareholder	2
Dividend payable	788	772
Total Current Liabilities	3,797	5,306
Commitments and contingencies
Shareholders' equity
Ordinary share ($0.001 par value, 100,000,000 shares authorized, 14,050,000 shares and 14,000,000 shares issued and outstanding as of September 30, 2011 and 2010, respectively)	14	14
Additional paid in capital	22,231	21,915
Appropriated retained earnings	1,615	844
Unappropriated retained earnings	6,473	8,281
Accumulated other comprehensive income	2,389	1,713
Total Shareholders' Equity	32,722	32,767
Total Liabilities and Shareholders' Equity	$ 36,519	$ 38,073

[1]	Note: In March 2010, the Company changed its fiscal year-end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Xi'an Kingtone Information Technology Co., Ltd. ("Kingtone Information"). There were no operations in the Company other than in its VIE, Kingtone Information from October 1, 2009 to November 30, 2009. Accordingly, the Company is presenting its consolidated statements of operations and comprehensive income (loss) for the year ended September 30, 2011, consolidated and combined statements of income and comprehensive income for the years ended September 30, 2010 and 2009.